JPMorgan High Yield Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 83.2%
Aerospace & Defense — 1.1%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	7,481	7,501
8.75%, 11/15/2030 (a)	2,587	2,800
7.25%, 7/1/2031 (a)	3,965	4,096
7.00%, 6/1/2032 (a)	3,765	3,842
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	5,855	5,560
4.13%, 4/15/2029 (a)	8,074	7,592
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	4,664	5,016
TransDigm, Inc.
6.38%, 3/1/2029 (a)	11,251	11,434
6.63%, 3/1/2032 (a)	6,635	6,796
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	2,478	2,594
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (b)	3,987	478
9.00%, 11/15/2026 (a) (b)	17,835	7,312
13.13%, 11/15/2027 (a) (b)	4,215	169
		65,190
Automobile Components — 3.9%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	11,647	11,522
7.00%, 4/15/2028 (a)	6,686	6,837
8.25%, 4/15/2031 (a)	9,698	10,131
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	20,287	20,413
3.75%, 1/30/2031 (a)	675	607
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	768	768
6.50%, 4/1/2027	9,523	9,521
6.88%, 7/1/2028	6,863	6,860
5.00%, 10/1/2029	4,234	3,935
Clarios Global LP
6.25%, 5/15/2026 (a)	13,261	13,270
8.50%, 5/15/2027 (a)	17,690	17,782
6.75%, 5/15/2028 (a)	5,838	5,982
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	55,481	58,766
5.63% (Cash), 5/15/2027 (a) (c)	32,281	26,973
Dana, Inc. 5.38%, 11/15/2027	7,995	7,946
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,268	8,129
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	3,879	3,631
5.25%, 4/30/2031	3,124	2,865
5.25%, 7/15/2031	4,472	4,115

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (c)	4,148	4,152
8.00% (Cash), 11/15/2032 (a) (c)	1,642	1,662
		225,867
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	9,331	9,306
Banks — 0.4%
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (d) (e) (f)	12,177	12,153
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (e) (f)	2,725	2,718
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (e) (f)	9,565	9,643
		24,514
Beverages — 0.1%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,013	6,976
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,250	2,616
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	8,095	7,386
		10,002
Broadline Retail — 0.7%
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	896
NMG Holding Co., Inc. 8.50%, 10/1/2028 (a)	20,080	20,387
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	14,236	12,362
9.75%, 10/1/2027 (a)	3,589	3,634
Wayfair LLC 7.25%, 10/31/2029 (a)	2,944	2,983
		40,262
Building Products — 2.2%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	258	249
4.25%, 2/1/2032 (a)	9,049	8,243
6.38%, 6/15/2032 (a)	6,262	6,401
6.38%, 3/1/2034 (a)	4,035	4,112
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	19,318	19,531
6.75%, 7/15/2031 (a)	3,549	3,640
Griffon Corp. 5.75%, 3/1/2028	14,980	14,796
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	16,106	15,475
7.00%, 9/1/2032 (a)	4,060	3,960
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	3,713	3,808
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,998	4,070
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,757	5,526
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	5,650	5,553

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
4.75%, 1/15/2028 (a)	20,000	19,436
3.38%, 1/15/2031 (a)	3,063	2,690
6.50%, 8/15/2032 (a)	2,550	2,608
Summit Materials LLC
5.25%, 1/15/2029 (a)	1,773	1,787
7.25%, 1/15/2031 (a)	2,343	2,501
		124,386
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,507	1,368
Chemicals — 2.8%
Avient Corp. 7.13%, 8/1/2030 (a)	3,279	3,397
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	3,436	3,603
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	8,422	8,260
3.38%, 2/15/2029 (a)	7,852	7,221
Chemours Co. (The)
5.75%, 11/15/2028 (a)	20,885	19,764
4.63%, 11/15/2029 (a)	621	554
8.00%, 1/15/2033 (a)	3,610	3,630
CVR Partners LP 6.13%, 6/15/2028 (a)	2,139	2,082
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,525	7,224
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,683	1,708
7.50%, 4/15/2029 (a)	8,663	8,963
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	4,502	4,787
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	1,682	1,675
5.25%, 6/1/2027 (a)	17,919	17,606
8.50%, 11/15/2028 (a)	4,721	5,032
4.25%, 5/15/2029 (a)	5,612	5,200
9.00%, 2/15/2030 (a)	5,027	5,439
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,376	3,345
4.50%, 10/15/2029	11,542	10,872
4.00%, 4/1/2031	10,604	9,467
4.38%, 2/1/2032	7,329	6,561
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	3,161	2,845
5.13%, 4/1/2029 (a)	7,239	3,836
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	9,830	9,661
5.63%, 8/15/2029 (a)	11,223	10,495
		163,227
Commercial Services & Supplies — 3.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,045	12,115

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	8,014	7,508
4.88%, 7/15/2032 (a)	10,447	9,724
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	9,260	8,729
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	4,934	4,585
4.75%, 10/15/2029 (a)	3,913	3,749
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	11,118	10,885
Brink's Co. (The)
4.63%, 10/15/2027 (a)	13,653	13,301
6.50%, 6/15/2029 (a)	2,469	2,517
CoreCivic, Inc. 8.25%, 4/15/2029	8,462	8,987
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	8,767	8,538
6.00%, 6/1/2029 (a)	7,710	7,319
8.25%, 8/1/2032 (a)	6,383	6,503
8.38%, 11/15/2032 (a)	3,198	3,281
GEO Group, Inc. (The) 8.63%, 4/15/2029	4,552	4,815
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	7,575	7,209
4.75%, 6/15/2029 (a)	12,310	11,907
4.38%, 8/15/2029 (a)	4,848	4,597
6.75%, 1/15/2031 (a)	3,838	3,980
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	6,843
Madison IAQ LLC
4.13%, 6/30/2028 (a)	3,346	3,202
5.88%, 6/30/2029 (a)	13,254	12,657
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,503	6,507
3.38%, 8/31/2027 (a)	5,449	5,123
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,130	5,131
Waste Management, Inc. 3.88%, 1/15/2029 (a)	5,766	5,596
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	2,888	2,938
7.38%, 10/1/2031 (a)	5,775	5,992
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,586	2,664
		196,902
Communications Equipment — 1.0%
CommScope LLC
6.00%, 3/1/2026 (a)	13,986	13,735
8.25%, 3/1/2027 (a)	13,340	12,376
4.75%, 9/1/2029 (a)	18,624	15,411
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	8,468	8,283
5.00%, 3/15/2027 (a)	9,944	8,534
		58,339

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.8%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,056	8,547
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	6,203
7.50%, 4/15/2032 (a)	5,583	5,660
MasTec, Inc. 4.50%, 8/15/2028 (a)	13,701	13,373
Pike Corp.
5.50%, 9/1/2028 (a)	7,799	7,632
8.63%, 1/31/2031 (a)	3,110	3,327
Weekley Homes LLC 4.88%, 9/15/2028 (a)	678	647
		45,389
Construction Materials — 0.1%
Knife River Corp. 7.75%, 5/1/2031 (a)	5,140	5,391
Consumer Finance — 3.1%
Ally Financial, Inc. 5.75%, 11/20/2025	5,665	5,689
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	4,610	4,584
5.13%, 6/16/2025	24,220	24,204
3.38%, 11/13/2025	8,400	8,256
4.39%, 1/8/2026	14,087	13,960
6.95%, 3/6/2026	3,018	3,074
(SOFR + 2.95%), 7.57%, 3/6/2026 (f)	2,800	2,858
6.95%, 6/10/2026	4,083	4,180
4.54%, 8/1/2026	17,955	17,751
4.27%, 1/9/2027	14,683	14,417
4.13%, 8/17/2027	14,375	13,965
3.82%, 11/2/2027	13,852	13,333
6.80%, 5/12/2028	2,000	2,085
2.90%, 2/10/2029	7,765	7,020
7.20%, 6/10/2030	2,281	2,437
4.00%, 11/13/2030	8,339	7,636
7.12%, 11/7/2033	2,073	2,229
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 6.81%, 12/21/2065 (a) (f)	13,298	11,077
OneMain Finance Corp.
7.13%, 3/15/2026	9,667	9,876
3.50%, 1/15/2027	5,819	5,590
6.63%, 1/15/2028	790	806
3.88%, 9/15/2028	998	931
9.00%, 1/15/2029	807	859
4.00%, 9/15/2030	1,977	1,776
		178,593
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	595	576
4.63%, 1/15/2027 (a)	3,812	3,736
5.88%, 2/15/2028 (a)	4,345	4,320
3.50%, 3/15/2029 (a)	14,138	13,064

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
4.88%, 2/15/2030 (a)	4,970	4,787
New Albertsons LP
7.75%, 6/15/2026	2,278	2,335
6.63%, 6/1/2028	1,704	1,680
7.45%, 8/1/2029	3,130	3,204
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	9,528	9,474
4.25%, 8/1/2029 (a)	11,135	10,470
6.13%, 9/15/2032 (a)	2,667	2,691
Rite Aid Corp.
8.00%, 10/18/2024 ‡	7,211	—
7.50%, 7/1/2025 ‡ (b)	10,299	—
8.00%, 11/15/2026 ‡ (b)	15,338	—
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (a) (f)	2,524	2,272
Series A, 15.00% (PIK), 8/30/2031 ‡ (c)	7,204	4,363
Series B, 15.00% (PIK), 8/30/2031 ‡ (c)	3,391	— (g)
US Foods, Inc.
6.88%, 9/15/2028 (a)	3,201	3,307
4.75%, 2/15/2029 (a)	1,200	1,158
4.63%, 6/1/2030 (a)	4,765	4,539
		71,976
Containers & Packaging — 1.8%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	310
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	10,415	8,876
5.25%, 8/15/2027 (a)	31,065	18,406
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,888	3,843
LABL, Inc. 10.50%, 7/15/2027 (a)	1,653	1,628
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	31,478	32,224
9.25%, 4/15/2027 (a)	11,494	11,765
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,725	3,719
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	7,357	7,040
TriMas Corp. 4.13%, 4/15/2029 (a)	5,960	5,551
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (h)	4,540	4,531
8.50%, 8/15/2027 (a) (h)	4,212	4,219
		102,112
Distributors — 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	2,680	2,573
Gates Corp. 6.88%, 7/1/2029 (a)	1,996	2,048
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,692	6,798
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	3,280	3,377
7.75%, 3/15/2031 (a)	1,659	1,755
		16,551

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — 0.2%
Service Corp. International
7.50%, 4/1/2027	3,726	3,899
3.38%, 8/15/2030	2,635	2,357
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	5,009	5,184
		11,440
Diversified REITs — 0.9%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	16,579
5.75%, 2/1/2027 (a)	25,144	25,326
3.75%, 2/15/2027 (a)	6,641	6,431
4.63%, 12/1/2029 (a)	4,491	4,340
		52,676
Diversified Telecommunication Services — 7.0%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,483	5,669
Altice France SA (France)
5.50%, 1/15/2028 (a)	230	178
5.13%, 7/15/2029 (a)	11,787	8,983
5.50%, 10/15/2029 (a)	5,524	4,248
CCO Holdings LLC
5.13%, 5/1/2027 (a)	22,090	21,792
5.00%, 2/1/2028 (a)	42,519	41,549
5.38%, 6/1/2029 (a)	23,640	23,019
4.75%, 3/1/2030 (a)	56,835	52,811
4.50%, 8/15/2030 (a)	38,354	34,903
4.25%, 2/1/2031 (a)	34,883	31,237
4.50%, 5/1/2032	5,460	4,824
Embarq Corp. 8.00%, 6/1/2036	11,178	5,521
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	742	743
5.00%, 5/1/2028 (a)	19,513	19,315
6.75%, 5/1/2029 (a)	2,056	2,082
5.88%, 11/1/2029	1,630	1,632
6.00%, 1/15/2030 (a)	1,631	1,639
8.75%, 5/15/2030 (a)	6,506	6,932
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	56,039	52,081
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	6,634	5,796
11.00%, 11/15/2029 (a)	3,393	3,856
4.50%, 4/1/2030 (a)	9,435	7,887
3.88%, 10/15/2030 (a)	4,796	3,825
Lumen Technologies, Inc.
4.50%, 1/15/2029 (a)	2,770	2,327
4.13%, 4/15/2029 (a)	6,863	6,202
5.38%, 6/15/2029 (a)	6,750	5,707
4.13%, 4/15/2030 (a)	29,798	26,294
10.00%, 10/15/2032 (a)	4,509	4,498

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Optics Bidco SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	2,024	2,025
6.00%, 9/30/2034 (a)	1,484	1,440
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	340	343
6.00%, 9/30/2034	96	94
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	10,862	9,593
		399,045
Electric Utilities — 1.0%
NRG Energy, Inc.
5.75%, 1/15/2028	6,117	6,124
3.38%, 2/15/2029 (a)	5,339	4,882
5.25%, 6/15/2029 (a)	5,915	5,800
3.63%, 2/15/2031 (a)	781	696
3.88%, 2/15/2032 (a)	1,309	1,166
6.00%, 2/1/2033 (a)	5,083	5,055
7.00%, 3/15/2033 (a)	3,490	3,821
PG&E Corp. 5.00%, 7/1/2028	8,263	8,113
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	831	829
5.63%, 2/15/2027 (a)	315	315
4.38%, 5/1/2029 (a)	3,530	3,368
7.75%, 10/15/2031 (a)	11,549	12,266
6.88%, 4/15/2032 (a)	4,496	4,664
		57,099
Electrical Equipment — 0.5%
Regal Rexnord Corp.
6.05%, 2/15/2026	3,650	3,686
6.05%, 4/15/2028	7,435	7,647
Sensata Technologies BV
4.00%, 4/15/2029 (a)	16,824	15,689
5.88%, 9/1/2030 (a)	200	198
		27,220
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp. 5.00%, 12/15/2029 (a)	21,044	20,300
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,052	2,099
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	264	236
		22,635
Energy Equipment & Services — 0.9%
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,845	1,853
6.25%, 4/1/2028 (a)	3,025	3,036
6.63%, 9/1/2032 (a)	4,107	4,163
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	6,992	7,301
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	4,486	4,637

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Noble Finance II LLC 8.00%, 4/15/2030 (a)	4,040	4,137
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	6,052	6,053
6.88%, 1/15/2029 (a)	400	400
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	8,051	8,091
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,555	1,601
Transocean, Inc.
8.25%, 5/15/2029 (a)	6,600	6,661
8.75%, 2/15/2030 (a)	2,882	3,003
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,284	3,345
		54,281
Entertainment — 1.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,830	3,744
7.00%, 8/1/2032 (a)	2,478	2,566
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	9,191	9,166
6.50%, 5/15/2027 (a)	23,752	24,102
4.75%, 10/15/2027 (a)	17,563	17,192
3.75%, 1/15/2028 (a)	1,091	1,035
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	6,495	6,040
		63,845
Financial Services — 1.2%
Block, Inc.
2.75%, 6/1/2026	3,245	3,134
3.50%, 6/1/2031	3,457	3,106
6.50%, 5/15/2032 (a)	11,342	11,637
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	3,403	3,343
5.13%, 12/15/2030 (a)	6,936	6,595
5.75%, 11/15/2031 (a)	7,455	7,244
7.13%, 2/1/2032 (a)	5,107	5,269
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	8,875	9,712
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	5,140	4,906
3.63%, 3/1/2029 (a)	6,144	5,670
4.00%, 10/15/2033 (a)	1,629	1,417
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	3,983	4,119
		66,152
Food Products — 0.6%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	8,955	8,340
4.38%, 1/31/2032 (a)	75	69
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	437	441
5.50%, 12/15/2029 (a)	14,737	14,371

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
4.63%, 4/15/2030 (a)	11,246	10,545
6.25%, 2/15/2032 (a)	2,748	2,776
		36,542
Gas Utilities — 0.3%
AmeriGas Partners LP
5.88%, 8/20/2026	4,302	4,228
5.75%, 5/20/2027	2,828	2,715
9.38%, 6/1/2028 (a)	3,674	3,776
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	4,347	4,005
		14,724
Ground Transportation — 1.9%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	7,272	7,198
4.75%, 4/1/2028 (a)	7,350	6,965
5.38%, 3/1/2029 (a)	10,270	9,746
8.25%, 1/15/2030 (a)	8,313	8,647
8.00%, 2/15/2031 (a)	3,918	4,076
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	12,652	13,195
8.63%, 5/15/2032 (a)	2,117	2,218
8.00%, 3/15/2033 (a)	3,168	3,243
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	12,019	10,399
12.63%, 7/15/2029 (a)	5,231	5,679
5.00%, 12/1/2029 (a)	16,868	11,648
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (b)	6,563	353
7.13%, 8/1/2026 ‡ (b)	22,954	4,763
6.00%, 1/15/2028 ‡ (b)	20,858	4,172
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,326	2,213
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	3,346	3,413
4.50%, 8/15/2029 (a)	4,770	4,649
XPO, Inc.
6.25%, 6/1/2028 (a)	5,157	5,233
7.13%, 2/1/2032 (a)	3,438	3,584
		111,394
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	13,521	13,063
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,710	1,787
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,017	3,693
Medline Borrower LP
3.88%, 4/1/2029 (a)	20,426	19,150
6.25%, 4/1/2029 (a)	8,843	9,007

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
5.25%, 10/1/2029 (a)	9,089	8,874
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,224	5,309
		60,883
Health Care Providers & Services — 3.8%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,769
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	11,080	10,754
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,809	6,610
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	4,190	4,055
6.00%, 1/15/2029 (a)	4,425	4,121
6.13%, 4/1/2030 (a)	3,727	2,759
5.25%, 5/15/2030 (a)	15,396	13,142
4.75%, 2/15/2031 (a)	9,028	7,330
10.88%, 1/15/2032 (a)	6,430	6,691
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	2,531	2,608
DaVita, Inc.
4.63%, 6/1/2030 (a)	10,635	9,962
3.75%, 2/15/2031 (a)	21,346	18,880
6.88%, 9/1/2032 (a)	4,045	4,178
Encompass Health Corp.
4.50%, 2/1/2028	21,614	21,063
4.75%, 2/1/2030	3,081	2,982
4.63%, 4/1/2031	3,717	3,505
Global Medical Response, Inc. 10.00% (Blend (Cash 0.75% + PIK 9.25%)), 10/31/2028 (a) (c)	11,655	11,691
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	9,804	8,874
6.63%, 4/1/2030 (a)	4,978	4,822
Radiology Partners, Inc.
7.77% (Blend (Cash 4.27% + PIK 3.50%)), 1/31/2029 (a) (c)	3,778	3,697
9.78% (PIK), 2/15/2030 (a) (c)	6,597	6,073
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	5,936	6,102
Tenet Healthcare Corp.
6.25%, 2/1/2027	8,263	8,269
5.13%, 11/1/2027	26,501	26,257
4.25%, 6/1/2029	1,988	1,877
6.13%, 6/15/2030	9,288	9,335
6.75%, 5/15/2031	9,123	9,347
		216,753
Health Care Technology — 0.3%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	9,664	9,542
5.00%, 5/15/2027 (a)	7,971	7,882
		17,424
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
4.75%, 10/15/2027	18,000	17,651

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotel & Resort REITs — continued
7.25%, 7/15/2028 (a)	2,164	2,246
4.50%, 2/15/2029 (a)	16,804	16,069
6.50%, 4/1/2032 (a)	7,376	7,496
		43,462
Hotels, Restaurants & Leisure — 4.1%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	843	802
3.50%, 2/15/2029 (a)	905	838
4.00%, 10/15/2030 (a)	11,236	10,204
Acushnet Co. 7.38%, 10/15/2028 (a)	2,868	2,997
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	7,397	7,074
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	1,923	1,959
4.63%, 10/15/2029 (a)	5,171	4,867
7.00%, 2/15/2030 (a)	3,370	3,475
6.50%, 2/15/2032 (a)	6,922	7,061
Carnival Corp.
7.63%, 3/1/2026 (a)	1,000	1,006
5.75%, 3/1/2027 (a)	10,633	10,678
4.00%, 8/1/2028 (a)	7,195	6,849
6.00%, 5/1/2029 (a)	3,046	3,057
7.00%, 8/15/2029 (a)	3,151	3,294
10.50%, 6/1/2030 (a)	3,350	3,593
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	22,185	23,812
Cedar Fair LP
5.38%, 4/15/2027	4,600	4,575
5.25%, 7/15/2029	4,984	4,838
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,977	1,979
5.88%, 4/1/2029 (a)	2,617	2,640
3.75%, 5/1/2029 (a)	1,417	1,320
4.88%, 1/15/2030	5,505	5,354
6.13%, 4/1/2032 (a)	2,617	2,643
5.88%, 3/15/2033 (a)	6,799	6,809
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,887	4,860
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,401	4,136
MGM Resorts International
4.63%, 9/1/2026	14,580	14,505
5.50%, 4/15/2027	3,300	3,296
6.13%, 9/15/2029	5,923	5,989
6.50%, 4/15/2032	7,373	7,447
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,631	5,641
6.25%, 3/15/2032 (a)	5,032	5,141
6.00%, 2/1/2033 (a)	6,878	6,964
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	562	559

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
7.25%, 5/15/2031 (a)	5,960	6,153
6.63%, 5/1/2032 (a)	8,587	8,800
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	662	662
Station Casinos LLC 4.50%, 2/15/2028 (a)	17,477	16,697
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,006	4,114
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	650	646
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	11,278	10,988
7.13%, 2/15/2031 (a)	2,631	2,779
6.25%, 3/15/2033 (a)	4,410	4,399
Yum! Brands, Inc. 4.63%, 1/31/2032	2,199	2,068
		237,568
Household Durables — 0.9%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	7,864	7,927
Newell Brands, Inc.
5.70%, 4/1/2026 (h)	9,155	9,207
6.38%, 9/15/2027	6,001	6,085
6.63%, 9/15/2029	1,636	1,679
6.38%, 5/15/2030	2,875	2,928
6.63%, 5/15/2032	1,916	1,950
6.87%, 4/1/2036 (h)	2,797	2,844
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	11,898	11,063
3.88%, 10/15/2031 (a)	6,335	5,614
		49,297
Household Products — 0.9%
Central Garden & Pet Co.
5.13%, 2/1/2028	3,022	2,976
4.13%, 10/15/2030	14,334	13,220
4.13%, 4/30/2031 (a)	1,006	911
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,390	3,428
4.75%, 6/15/2028 (a)	18,301	17,717
4.38%, 3/31/2029 (a)	15,245	14,324
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	667	575
		53,151
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	1,311	1,303
4.63%, 2/1/2029 (a)	2,404	2,292
5.00%, 2/1/2031 (a)	830	787
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (e) (f)	6,765	6,829
		11,211
IT Services — 0.5%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	7,110	7,046

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,273	4,923
6.13%, 12/1/2028 (a)	1,914	1,732
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	10,080	9,786
Gartner, Inc. 3.63%, 6/15/2029 (a)	4,925	4,601
		28,088
Leisure Products — 0.2%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	9,031	9,187
Machinery — 0.9%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,274	3,055
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	10,863	11,348
9.50%, 1/1/2031 (a)	1,040	1,123
Esab Corp. 6.25%, 4/15/2029 (a)	5,279	5,370
Hillenbrand, Inc.
5.00%, 9/15/2026 (h)	1,298	1,297
6.25%, 2/15/2029	1,930	1,967
Terex Corp.
5.00%, 5/15/2029 (a)	11,708	11,316
6.25%, 10/15/2032 (a)	5,450	5,455
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,355	5,589
Wabash National Corp. 4.50%, 10/15/2028 (a)	6,057	5,629
		52,149
Media — 8.4%
Audacy Capital LLC
6.50%, 5/1/2027 (a) (b)	32,380	1,457
6.75%, 3/31/2029 (a) (b)	10,000	450
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	19,514	19,046
7.75%, 4/15/2028 (a)	9,030	8,317
9.00%, 9/15/2028 (a)	6,400	6,789
7.50%, 6/1/2029 (a)	13,842	12,251
CSC Holdings LLC
5.38%, 2/1/2028 (a)	8,683	7,564
11.25%, 5/15/2028 (a)	3,256	3,222
6.50%, 2/1/2029 (a)	24,639	21,129
5.75%, 1/15/2030 (a)	16,683	9,975
4.13%, 12/1/2030 (a)	505	379
4.63%, 12/1/2030 (a)	2,430	1,358
3.38%, 2/15/2031 (a)	210	152
4.50%, 11/15/2031 (a)	8,300	6,230
Directv Financing LLC 5.88%, 8/15/2027 (a)	8,757	8,605
DISH DBS Corp.
7.75%, 7/1/2026	26,748	23,005
5.25%, 12/1/2026 (a)	33,296	30,607
7.38%, 7/1/2028	2,420	1,830

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.75%, 12/1/2028 (a)	6,717	5,854
DISH Network Corp. 11.75%, 11/15/2027 (a)	25,578	27,175
EchoStar Corp. 6.75% (PIK), 11/30/2030 (c)	14,280	12,892
GCI LLC 4.75%, 10/15/2028 (a)	18,845	17,828
Gray Television, Inc.
7.00%, 5/15/2027 (a)	13,593	13,321
10.50%, 7/15/2029 (a)	16,434	16,725
4.75%, 10/15/2030 (a)	1,286	760
5.38%, 11/15/2031 (a)	6,792	4,044
iHeartCommunications, Inc.
6.38%, 5/1/2026	24,786	21,502
8.38%, 5/1/2027	26,051	15,175
5.25%, 8/15/2027 (a)	9,745	6,968
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,580	5,465
Midcontinent Communications 8.00%, 8/15/2032 (a)	5,290	5,551
News Corp.
3.88%, 5/15/2029 (a)	7,918	7,437
5.13%, 2/15/2032 (a)	2,265	2,193
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	27,669	27,268
4.75%, 11/1/2028 (a)	15,171	14,325
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	1,213	1,196
4.25%, 1/15/2029 (a)	1,658	1,564
4.63%, 3/15/2030 (a)	3,625	3,405
7.38%, 2/15/2031 (a)	5,564	5,885
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	7,576	5,781
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	15,235	14,971
4.00%, 7/15/2028 (a)	20,686	19,423
5.50%, 7/1/2029 (a)	28,699	28,048
Stagwell Global LLC 5.63%, 8/15/2029 (a)	10,523	10,146
TEGNA, Inc.
4.63%, 3/15/2028	430	409
5.00%, 9/15/2029	2,435	2,301
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	9,942	10,145
7.38%, 6/30/2030 (a)	9,700	9,351
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	283
		479,757
Metals & Mining — 1.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	7,042	7,033
6.13%, 5/15/2028 (a)	4,182	4,231
7.13%, 3/15/2031 (a)	4,376	4,578
ATI, Inc.
5.88%, 12/1/2027	7,169	7,129

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
4.88%, 10/1/2029	3,082	2,956
7.25%, 8/15/2030	4,149	4,337
5.13%, 10/1/2031	2,890	2,743
Big River Steel LLC 6.63%, 1/31/2029 (a)	9,829	9,903
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,603
7.63%, 3/15/2030	1,513	1,568
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,530	7,096
6.88%, 11/1/2029 (a)	6,077	6,120
6.75%, 4/15/2030 (a)	5,154	5,181
Novelis Corp.
4.75%, 1/30/2030 (a)	4,987	4,693
3.88%, 8/15/2031 (a)	1,684	1,479
United States Steel Corp. 6.88%, 3/1/2029	444	449
		76,099
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,311	2,380
Oil, Gas & Consumable Fuels — 9.6%
Aethon United BR LP 7.50%, 10/1/2029 (a)	4,418	4,582
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	9,166	9,147
5.75%, 1/15/2028 (a)	9,553	9,523
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,091
7.63%, 2/1/2029 (a)	5,326	5,460
5.38%, 3/1/2030 (a)	1,972	1,937
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	5,120	5,125
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	8,870	9,196
7.38%, 3/15/2032 (a)	5,358	5,338
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,636	3,635
7.00%, 7/15/2029 (a)	3,233	3,328
7.25%, 7/15/2032 (a)	2,249	2,332
Buckeye Partners LP
4.13%, 3/1/2025 (a)	1,901	1,891
4.13%, 12/1/2027	3,013	2,899
4.50%, 3/1/2028 (a)	6,136	5,909
California Resources Corp. 7.13%, 2/1/2026 (a)	3,284	3,293
Chord Energy Corp. 6.38%, 6/1/2026 (a)	11,562	11,600
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	12,442	12,987
8.63%, 11/1/2030 (a)	5,850	6,199
8.75%, 7/1/2031 (a)	6,356	6,738
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,755	1,634

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
CNX Resources Corp.
6.00%, 1/15/2029 (a)	3,953	3,955
7.38%, 1/15/2031 (a)	3,170	3,289
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	17,148	16,907
5.88%, 1/15/2030 (a)	4,582	4,320
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	13,985	14,702
7.63%, 4/1/2032 (a)	4,680	4,720
7.38%, 1/15/2033 (a)	4,455	4,422
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	7,222	6,860
4.38%, 6/15/2031 (a)	3,021	2,810
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	15,465	15,824
8.75%, 5/1/2031 (a)	5,819	6,145
Energy Transfer LP 7.38%, 2/1/2031 (a)	2,680	2,822
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,259	2,263
4.13%, 12/1/2026	1,585	1,581
7.50%, 6/1/2027 (a)	4,380	4,500
6.50%, 7/1/2027 (a)	5,785	5,927
4.50%, 1/15/2029 (a)	7,428	7,207
7.50%, 6/1/2030 (a)	2,838	3,071
4.75%, 1/15/2031 (a)	7,753	7,444
Expand Energy Corp.
5.50%, 2/1/2026 (a)	4,010	4,010
8.38%, 9/15/2028	6,200	6,373
5.38%, 2/1/2029	2,559	2,547
6.75%, 4/15/2029 (a)	24,389	24,757
5.38%, 3/15/2030	6,771	6,722
4.75%, 2/1/2032	6,903	6,569
Genesis Energy LP
8.00%, 1/15/2027	5,160	5,259
7.75%, 2/1/2028	3,776	3,816
8.25%, 1/15/2029	1,816	1,856
8.88%, 4/15/2030	3,917	4,082
7.88%, 5/15/2032	2,876	2,899
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	7,391	7,550
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,705	3,807
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	5,455	5,448
6.50%, 6/1/2029 (a)	4,381	4,480
4.25%, 2/15/2030 (a)	5,142	4,835
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	405	402
5.75%, 2/1/2029 (a)	1,993	1,936

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.00%, 4/15/2030 (a)	3,372	3,250
6.25%, 4/15/2032 (a)	2,357	2,238
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	7,813	8,295
7.38%, 7/15/2032 (a)	3,464	3,570
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	2,560	2,621
5.88%, 6/15/2030 (a)	3,712	3,704
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,034	4,044
6.25%, 4/15/2033 (a)	6,577	6,486
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	5,033	5,156
8.38%, 2/15/2032 (a)	4,835	4,949
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	3,476	3,562
NuStar Logistics LP
5.75%, 10/1/2025	1,012	1,010
6.00%, 6/1/2026	2,940	2,957
5.63%, 4/28/2027	7,623	7,638
6.38%, 10/1/2030	194	200
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	3,127	3,220
9.88%, 7/15/2031 (a)	11,043	12,242
7.00%, 1/15/2032 (a)	6,693	6,891
6.25%, 2/1/2033 (a)	4,650	4,685
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	2,615	2,706
Range Resources Corp.
8.25%, 1/15/2029	11,722	12,083
4.75%, 2/15/2030 (a)	5,225	4,968
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	5,000	4,949
4.80%, 5/15/2030 (a)	595	558
SM Energy Co.
6.75%, 9/15/2026	7,167	7,184
6.63%, 1/15/2027	11,843	11,852
6.50%, 7/15/2028	1,902	1,906
6.75%, 8/1/2029 (a)	4,689	4,723
7.00%, 8/1/2032 (a)	4,018	4,038
Sunoco LP
5.88%, 3/15/2028	303	303
7.00%, 5/1/2029 (a)	2,665	2,758
4.50%, 5/15/2029	1,835	1,751
4.50%, 4/30/2030	10,568	9,994
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,650	1,650
5.50%, 1/15/2028 (a)	4,540	4,415
7.38%, 2/15/2029 (a)	3,870	3,939

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.00%, 12/31/2030 (a)	6,645	6,290
6.00%, 9/1/2031 (a)	7,842	7,422
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	10,301	10,765
9.50%, 2/1/2029 (a)	2,995	3,346
7.00%, 1/15/2030 (a)	6,558	6,705
8.38%, 6/1/2031 (a)	655	690
9.88%, 2/1/2032 (a)	6,445	7,167
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	6,569	6,462
		549,303
Passenger Airlines — 1.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	15,447	15,440
5.75%, 4/20/2029 (a)	19,051	19,019
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	8,796	9,254
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	5,241	5,285
United Airlines, Inc. 4.38%, 4/15/2026 (a)	8,376	8,256
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	4,686	4,690
		61,944
Personal Care Products — 0.5%
Coty, Inc. 4.75%, 1/15/2029 (a)	6,046	5,834
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	9,830	9,698
4.13%, 4/1/2029 (a)	4,422	4,130
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	3,354	3,343
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,437	3,382
		26,387
Pharmaceuticals — 2.8%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	32,099	31,056
8.50%, 1/31/2027 (a)	4,545	3,761
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	43,502	42,546
5.00%, 1/30/2028 (a)	5,505	3,688
4.88%, 6/1/2028 (a)	12,580	10,411
5.00%, 2/15/2029 (a)	10,285	6,171
6.25%, 2/15/2029 (a)	5,466	3,508
5.25%, 1/30/2030 (a)	8,054	4,510
5.25%, 2/15/2031 (a)	8,085	4,487
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	3,749	3,743
3.13%, 2/15/2029 (a)	1,654	1,628
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	6,756	6,973
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	2,146	2,284
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (b)	5,067	—
GCB144A Endo (Luxembourg) 0.00%, 4/1/2029 ‡	7,570	—

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	9,782	10,675
Organon & Co.
4.13%, 4/30/2028 (a)	12,993	12,314
5.13%, 4/30/2031 (a)	12,842	11,756
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (b)	7,307	—
		159,511
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	2,177
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	5,620	5,779
		7,956
Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	3,870	3,362
5.25%, 4/15/2030 (a)	12,288	9,930
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,570	1,453
5.00%, 3/1/2031	90	81
		14,826
Semiconductors & Semiconductor Equipment — 1.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	6,368	6,387
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	5,185	5,154
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,269	6,965
4.75%, 4/15/2029 (a)	9,626	9,331
3.63%, 5/1/2029 (a)	5,938	5,468
5.95%, 6/15/2030 (a)	14,491	14,515
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	15,323	14,513
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,515	4,154
		66,487
Software — 1.0%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,975	3,978
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	7,500	7,179
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	4,815	4,515
4.88%, 7/1/2029 (a)	5,347	5,005
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	6,559	6,341
5.13%, 4/15/2029 (a)	5,658	5,434
RingCentral, Inc. 8.50%, 8/15/2030 (a)	8,450	8,959
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	18,020	17,962
		59,373
Specialized REITs — 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,258	4,154
4.88%, 9/15/2029 (a)	6,237	6,007

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
4.50%, 2/15/2031 (a)	3,863	3,598
SBA Communications Corp. 3.13%, 2/1/2029	709	649
		14,408
Specialty Retail — 1.8%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,627	4,498
4.63%, 11/15/2029 (a)	8,049	7,642
4.75%, 3/1/2030	1,720	1,631
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,738	4,851
6.88%, 11/1/2035	331	346
6.75%, 7/1/2036	2,545	2,640
Escrow Rite Aid 0.00%, 12/31/2049 ‡	2,524	1,506
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,101	4,635
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	2,759	2,790
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	7,314	6,779
PetSmart, Inc.
4.75%, 2/15/2028 (a)	16,109	15,376
7.75%, 2/15/2029 (a)	7,586	7,459
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	8,603	8,088
4.88%, 11/15/2031 (a)	2,192	2,013
Staples, Inc.
10.75%, 9/1/2029 (a)	19,665	19,388
12.75%, 1/15/2030 (a)	13,003	10,732
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	3,626	3,653
		104,027
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
8.25%, 12/15/2029	6,104	6,549
8.50%, 7/15/2031	1,878	2,025
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	877	725
8.88%, 11/30/2029 (a)	4,989	4,295
		13,594
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	2,565	2,757
Trading Companies & Distributors — 1.4%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,855	3,836
6.63%, 6/15/2029 (a)	5,160	5,285
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,132	16,445
United Rentals North America, Inc.
4.88%, 1/15/2028	4,952	4,876
5.25%, 1/15/2030	8,165	8,065

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
6.13%, 3/15/2034 (a)	11,852	12,029
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	12,782	13,078
6.38%, 3/15/2029 (a)	9,908	10,143
6.63%, 3/15/2032 (a)	4,096	4,227
		77,984
Wireless Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	10,254	2,936
6.00%, 2/15/2028 (a)	3,390	899
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	670	548
United States Cellular Corp. 6.70%, 12/15/2033	4,343	4,705
		9,088
Total Corporate Bonds (Cost $4,833,461)		4,768,458
Loan Assignments — 6.7% (f) (i)
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	2,077	2,089
DexKo Global, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.62%, 10/4/2028	9,809	9,206
		11,295
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	7,098	7,147
Broadline Retail — 0.1%
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 5.60%, 10/1/2027	5,359	4,603
Building Products — 0.3%
ACProducts, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.12%, 5/17/2028	9,093	7,252
EMRLD Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2031 (j)	6,421	6,427
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 3/28/2031	4,065	4,098
		17,777
Chemicals — 0.3%
Ineos US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/18/2030	5,856	5,882
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.00%), 14.65%, 1/16/2026	3,121	3,122
(3-MONTH CME TERM SOFR + 2.00%), 6.66%, 10/12/2028	5,105	5,013
W.R. Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 9/22/2028 (j)	1,424	1,433
		15,450
Commercial Services & Supplies — 0.3%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	9,011	9,056
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan, 0.00%, 10/24/2031	367	368
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.86%, 10/24/2031	5,128	5,154
		14,578
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 4/6/2026	4,974	4,866

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — 0.6%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	20,586	16,276
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan + 11.50%, 16.92%, 6/30/2026 ‡	6,664	6,664
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.50%), 13.02%, 1/2/2029 ‡	2,387	2,387
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 7.02%, 1/2/2029 ‡	2,779	2,779
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	8,341	4,021
		32,127
Containers & Packaging — 0.3%
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2027	7,483	7,512
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.79%, 10/30/2028	8,011	7,814
		15,326
Diversified Telecommunication Services — 0.1%
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.16%, 8/15/2028	6,855	5,601
Electronic Equipment, Instruments & Components — 0.2%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 8.50%, 10/10/2031 (j)	10,312	10,312
Entertainment — 0.1%
Crown Finance US, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 5.25%), 9.03%, 10/30/2031 (j)	5,215	5,187
Financial Services — 0.3%
Belron Finance US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.27%, 10/16/2031 (j)	3,709	3,748
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.40%, 3/27/2029	1,187	1,188
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.60%, 7/18/2031 (j)	10,185	10,234
		15,170
Ground Transportation — 0.3%
First Student Bidco, Inc., 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 3.00%), 7.70%, 7/21/2028	5,909	5,932
(3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	7,566	7,598
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	2,314	2,323
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.19%, 6/30/2028	4,167	3,691
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 8.19%, 6/30/2028	811	719
		20,263
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb, Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 5/10/2027	2,977	2,986
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/23/2028	4,306	4,331
		7,317
Health Care Providers & Services — 0.4%
Parexel International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 11/15/2028	8,676	8,732
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.35%, 9/27/2030	3,333	3,269
U.S. Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.69%, 6/28/2028	11,428	10,690
		22,691
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 3/14/2031	2,871	2,878
Insurance — 0.0% ^
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030	2,289	2,305

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 2/3/2031	8,342	8,401
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR), 0.00%, 12/31/2024 ‡ (b)	3,595	303
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.67%, 3/18/2030	3,276	3,258
Varsity Brands LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.27%, 8/26/2031	10,999	11,006
		14,567
Machinery — 0.1%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 4/5/2029	3,618	3,642
Media — 0.7%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.59%, 12/9/2030	12,902	12,874
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.69%, 8/23/2028	1,280	1,281
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.11%, 1/18/2028	9,385	9,205
DirectV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.85%, 8/2/2027	6,034	6,082
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 5/1/2026	10,888	9,445
		38,887
Oil, Gas & Consumable Fuels — 0.1%
Epic Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.66%, 10/15/2031	4,752	4,783
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028	6,619	6,828
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.44%, 5/17/2028	6,465	5,782
Pharmaceuticals — 0.1%
MI OpCo Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 7.25%), 12.48%, 3/31/2028	6,284	6,332
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/31/2031	7,141	7,203
Software — 0.5%
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 7.70%, 9/20/2031 (j)	7,828	7,880
Genesys Cloud Services Holdings II LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 12/1/2027	4,619	4,657
Icon Parent, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 8.05%, 11/13/2031	4,180	4,207
Icon Parent, Inc., 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.52%, 9/13/2032	3,333	3,394
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028 (j)	6,252	6,286
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031	2,843	2,861
		29,285
Specialty Retail — 0.7%
Claire's Stores, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.17%, 12/18/2026	12,836	10,617
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.10%, 12/28/2027	5,503	5,436
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/3/2028	15,019	14,345
PetSmart, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.42%, 2/11/2028 (j)	4,693	4,687
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 12.22%, 6/29/2028	6,309	5,294
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/19/2029	693	696
		41,075
Total Loan Assignments (Cost $392,622)		381,678

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 2.5%
U.S. Treasury Notes
4.13%, 10/31/2029	28,595	28,637
3.88%, 8/15/2034	58,000	56,514
4.25%, 11/15/2034	56,885	57,143
Total U.S. Treasury Obligations (Cost $140,778)		142,294
	SHARES (000)
Common Stocks — 1.8%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	73,975	—
MYT Holding LLC ‡ *	5,623	1,406
		1,406
Chemicals — 0.1%
Venator Materials plc ‡ *	11	7,253
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	170	5,922
Windstream Holdings, Inc. ‡ *	14	240
		6,162
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ *	7,076	14
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	107	1,244
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—
Media — 0.2%
Clear Channel Outdoor Holdings, Inc. *	2,312	3,490
iHeartMedia, Inc., Class A *	273	626
National CineMedia, Inc. *	549	3,818
		7,934
Oil, Gas & Consumable Fuels — 0.2%
Expand Energy Corp.	83	8,151
Gulfport Energy Corp. *	5	920
		9,071
Pharmaceuticals — 0.3%
Endo GUC Trust ‡ *	751	469
Endo, Inc. *	311	7,094
Mallinckrodt plc ‡ *	138	10,841
		18,404
Specialized REITs — 0.2%
VICI Properties, Inc.	393	12,810
Specialty Retail — 0.3%
Claire's Stores, Inc. ‡ * (k)	17	17
NMG, Inc. ‡ *	89	11,984

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Rite Aid ‡ *	25	—
Serta Simmons Bedding LLC ‡ *	394	2,860
		14,861
Wireless Telecommunication Services — 0.4%
Intelsat SA (Luxembourg) ‡ *	749	22,857
Total Common Stocks (Cost $100,738)		102,016
Convertible Preferred Stocks — 0.5%
Specialty Retail — 0.5%
Claire's Stores, Inc. ‡ (k) (Cost $21,783)	17	27,254
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.4%
Broadline Retail — 0.0% ^
Liberty Interactive LLC
4.00%, 11/15/2029	2,565	872
3.75%, 2/15/2030	4,448	1,468
		2,340
Media — 0.2%
EchoStar Corp. 3.88% (PIK), 11/30/2030 (c)	10,614	11,794
Oil, Gas & Consumable Fuels — 0.2%
Gulfport Energy Corp. 10.00% (Cash), 1/5/2025 ‡ (c) (d) (e)	1	9,280
Total Convertible Bonds (Cost $17,061)		23,414
	SHARES (000)
Preferred Stocks — 0.3%
Broadline Retail — 0.3%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	13,814
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. ‡ *	—	904
Total Preferred Stocks (Cost $13,007)		14,718
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	110	548

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.49% (l) (m) (Cost $219,793)	219,793	219,793
Total Investments — 99.2% (Cost $5,739,244)		5,680,173
Other Assets in Excess of Liabilities — 0.8%		48,409
NET ASSETS — 100.0%		5,728,582

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(g)	Value is zero.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of November 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2024.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$1,406	$1,406
Chemicals	—	—	7,253	7,253
Diversified Telecommunication Services	5,922	—	240	6,162
Financial Services	—	—	14	14
Health Care Providers & Services	—	—	1,244	1,244
Machinery	—	—	— (a)	— (a)
Media	7,934	—	—	7,934
Oil, Gas & Consumable Fuels	9,071	—	—	9,071
Pharmaceuticals	7,094	—	11,310	18,404
Specialized REITs	12,810	—	—	12,810
Specialty Retail	—	—	14,861	14,861
Wireless Telecommunication Services	—	—	22,857	22,857
Total Common Stocks	42,831	—	59,185	102,016
Convertible Bonds
Broadline Retail	—	2,340	—	2,340
Media	—	11,794	—	11,794
Oil, Gas & Consumable Fuels	—	—	9,280	9,280
Total Convertible Bonds	—	14,134	9,280	23,414
Convertible Preferred Stocks	—	—	27,254	27,254
Corporate Bonds
Aerospace & Defense	—	65,190	—	65,190
Automobile Components	—	225,867	—	225,867
Automobiles	—	9,306	—	9,306
Banks	—	24,514	—	24,514
Beverages	—	6,976	—	6,976
Biotechnology	—	10,002	—	10,002
Broadline Retail	—	40,262	—	40,262
Building Products	—	124,386	—	124,386
Capital Markets	—	1,368	—	1,368
Chemicals	—	163,227	—	163,227
Commercial Services & Supplies	—	196,902	—	196,902
Communications Equipment	—	58,339	—	58,339
Construction & Engineering	—	45,389	—	45,389
Construction Materials	—	5,391	—	5,391
Consumer Finance	—	178,593	—	178,593
Consumer Staples Distribution & Retail	—	65,341	6,635	71,976
Containers & Packaging	—	102,112	—	102,112
Distributors	—	16,551	—	16,551
Diversified Consumer Services	—	11,440	—	11,440
Diversified REITs	—	52,676	—	52,676
Diversified Telecommunication Services	—	399,045	—	399,045
Electric Utilities	—	57,099	—	57,099
Electrical Equipment	—	27,220	—	27,220

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$—	$22,635	$—	$22,635
Energy Equipment & Services	—	54,281	—	54,281
Entertainment	—	63,845	—	63,845
Financial Services	—	66,152	—	66,152
Food Products	—	36,542	—	36,542
Gas Utilities	—	14,724	—	14,724
Ground Transportation	—	102,106	9,288	111,394
Health Care Equipment & Supplies	—	60,883	—	60,883
Health Care Providers & Services	—	216,753	—	216,753
Health Care Technology	—	17,424	—	17,424
Hotel & Resort REITs	—	43,462	—	43,462
Hotels, Restaurants & Leisure	—	237,568	—	237,568
Household Durables	—	49,297	—	49,297
Household Products	—	53,151	—	53,151
Independent Power and Renewable Electricity Producers	—	11,211	—	11,211
IT Services	—	28,088	—	28,088
Leisure Products	—	9,187	—	9,187
Machinery	—	52,149	—	52,149
Media	—	479,757	—	479,757
Metals & Mining	—	76,099	—	76,099
Mortgage Real Estate Investment Trusts (REITs)	—	2,380	—	2,380
Oil, Gas & Consumable Fuels	—	549,303	—	549,303
Passenger Airlines	—	61,944	—	61,944
Personal Care Products	—	26,387	—	26,387
Pharmaceuticals	—	159,511	— (a)	159,511
Professional Services	—	7,956	—	7,956
Real Estate Management & Development	—	14,826	—	14,826
Semiconductors & Semiconductor Equipment	—	66,487	—	66,487
Software	—	59,373	—	59,373
Specialized REITs	—	14,408	—	14,408
Specialty Retail	—	102,521	1,506	104,027
Technology Hardware, Storage & Peripherals	—	13,594	—	13,594
Textiles, Apparel & Luxury Goods	—	2,757	—	2,757
Trading Companies & Distributors	—	77,984	—	77,984
Wireless Telecommunication Services	—	9,088	—	9,088
Total Corporate Bonds	—	4,751,029	17,429	4,768,458
Loan Assignments
Automobile Components	—	11,295	—	11,295
Beverages	—	7,147	—	7,147
Broadline Retail	—	4,603	—	4,603
Building Products	—	17,777	—	17,777
Chemicals	—	15,450	—	15,450
Commercial Services & Supplies	—	14,578	—	14,578
Communications Equipment	—	4,866	—	4,866
Consumer Staples Distribution & Retail	—	—	32,127	32,127
Containers & Packaging	—	15,326	—	15,326
Diversified Telecommunication Services	—	5,601	—	5,601

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$—	$10,312	$—	$10,312
Entertainment	—	5,187	—	5,187
Financial Services	—	15,170	—	15,170
Ground Transportation	—	20,263	—	20,263
Health Care Equipment & Supplies	—	7,317	—	7,317
Health Care Providers & Services	—	22,691	—	22,691
Hotels, Restaurants & Leisure	—	2,878	—	2,878
Insurance	—	2,305	—	2,305
IT Services	—	8,401	—	8,401
Leisure Products	—	14,264	303	14,567
Machinery	—	3,642	—	3,642
Media	—	38,887	—	38,887
Oil, Gas & Consumable Fuels	—	4,783	—	4,783
Passenger Airlines	—	6,828	—	6,828
Personal Care Products	—	5,782	—	5,782
Pharmaceuticals	—	6,332	—	6,332
Professional Services	—	7,203	—	7,203
Software	—	29,285	—	29,285
Specialty Retail	—	41,075	—	41,075
Total Loan Assignments	—	349,248	32,430	381,678
Preferred Stocks	—	—	14,718	14,718
U.S. Treasury Obligations	—	142,294	—	142,294
Warrants	—	—	548	548
Short-Term Investments
Investment Companies	219,793	—	—	219,793
Total Investments in Securities	$262,624	$5,256,705	$160,844	$5,680,173

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Investments in Securities:
Common Stocks	$44,901	$—	$2,599	$—	$563	$—	$11,122	$—	$59,185
Convertible Bonds	7,495	—	1,785	—	—	—	—	—	9,280
Convertible Preferred Stocks	28,864	(4,149)	(19,668)	—	27,748	(5,541)	—	—	27,254
Corporate Bonds	33,364	(14,171)	21,728	143	10,927	(38,592)	4,030	—	17,429
Loan Assignments	32,757	—	(3,888)	1,084	7,445	(4,968)	—	—	32,430
Preferred Stocks	8,345	(1,227)	7,600	—	—	—	—	—	14,718
Warrants	1,451	—	(903)	—	—	—	—	—	548
Total	$157,177	$(19,547)	$9,253	$1,227	$46,683	$(49,101)	$15,152	$—	$160,844

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $11,299.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$16,154	Terms of Restructuring	Expected Recovery	8.41% - 100.00% (85.39%)
	16,275	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	32,429
	8,144	Terms of Restructuring	Expected Recovery	0.00% - 90.00% (68.63%)

Corporate Bonds	8,144
	9,280	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	9,280
	27,254	Market Comparable Companies	EBITDA Multiple (b)	8.25x (8.25x)

Convertible Preferred Stocks	27,254
	904	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Preferred Stocks	904
	14	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 - $0.01 ($0.01)

Common Stocks	14
Total	$78,025

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $82,819. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of November 30, 2024, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$14,175	$17	0.0%
Claire's Stores, Inc.	10/3/2018	21,783	27,254	0.5%
		$35,958	$27,271
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.49% (a) (b)	$35,956	$1,241,835	$1,057,998	$—	$—	$219,793	219,793	$8,623	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.